Retirement benefits - Impact of change in assumptions (Details) $ in Millions	Dec. 31, 2021 USD ($)
Discount rate - 0.50% change
Disclosure of defined benefit plans [line items]
Increase	$ (123)
Decrease	$ 140
Actuarial assumption of discount rates, percentage change	0.0050
Compensation rate - 0.50% change
Disclosure of defined benefit plans [line items]
Increase	$ 27
Decrease	$ (22)
Actuarial assumption of discount rates, percentage change	0.0050